Financial Risk Management - Credit Risk - Gross Recoverable From Reinsurers Classified by Financial Strength (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	$ 9,155.8	$ 8,400.9
Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	9,155.8	8,400.9	$ 7,812.5
Provision for uncollectible reinsurance	6,934.8	6,459.1
Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	9,317.3	8,565.7
Provision for uncollectible reinsurance	6,956.7	6,482.3
Provision for uncollectible reinsurance | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	(161.5)	(164.8)	$ (166.4)
Provision for uncollectible reinsurance	(21.9)	(23.2)
Credit risk | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	9,155.8	8,400.9
Outstanding balances for which security is held	1,030.2	1,078.5
Net unsecured recoverable from reinsurers	8,287.1	7,487.2
Provision for uncollectible reinsurance	(161.5)	(164.8)
Recoverable from reinsurers	8,125.6	7,322.4
Credit risk | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	9,317.3	8,565.7
Credit risk | Provision for uncollectible reinsurance | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	(161.5)	(164.8)
Credit risk | A Plus Plus | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	28.8	28.9
Net unsecured recoverable from reinsurers	328.3	340.9
Credit risk | A Plus Plus | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	357.1	369.8
Credit risk | A Plus | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	351.9	264.8
Net unsecured recoverable from reinsurers	4,654.0	3,960.4
Credit risk | A Plus | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	5,005.9	4,225.2
Credit risk | A | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	106.0	85.5
Net unsecured recoverable from reinsurers	2,461.7	2,169.7
Credit risk | A | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	2,567.7	2,255.2
Credit risk | A Minus | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	9.7	9.6
Net unsecured recoverable from reinsurers	208.0	238.3
Credit risk | A Minus | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	217.7	247.9
Credit risk | B Plus Plus | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	1.2	10.5
Net unsecured recoverable from reinsurers	16.9	21.9
Credit risk | B Plus Plus | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	18.1	32.4
Credit risk | B Plus | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	0.4	0.3
Net unsecured recoverable from reinsurers	3.5	1.2
Credit risk | B Plus | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	3.9	1.5
Credit risk | B or lower | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	1.4	1.8
Net unsecured recoverable from reinsurers	9.6	8.5
Credit risk | B or lower | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	11.0	10.3
Credit risk | Not rated | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	524.3	673.4
Net unsecured recoverable from reinsurers	416.8	466.2
Credit risk | Not rated | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	941.1	1,139.6
Credit risk | Pools and associations | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	6.5	3.7
Net unsecured recoverable from reinsurers	188.3	280.1
Credit risk | Pools and associations | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	$ 194.8	$ 283.8